Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

(the "Global HDLV Fund")

Voya International High Dividend Low Volatility Fund

(the "International HDLV Fund")

(each a "Fund" and collectively, the "Funds")

Supplement dated December 4, 2020

to Global HDLV Fund's Class A, Class C, Class I, Class R6, Class T and Class W

shares Prospectus and Summary Prospectus

to International HDLV Fund's Class A, Class I, Class R6 and Class T shares Prospectus; Class

P3 shares Prospectus and Summary Prospectuses each dated February 28, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On November 19, 2020, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Funds' principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Funds' Prospectuses are revised as follows:

Voya Global High Dividend Low Volatility Fund

1.   The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Fund will provide 60 days' prior notice of any change in this investment policy. The Fund invests primarily in the equity securities included in the MSCI World Value IndexSM ("Index"). The Fund invests in securities of issuers in a number of different countries, including the United States.

2.   The sixth paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

3.   The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

4.   The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

5.   The third paragraph in the section entitled "Performance Information" of the Fund's Class A, Class C, Class I, Class R6, Class T and Class W shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to December 1, 2014 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to November 14, 2012 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Fund's current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

6.   The table in the subsection entitled "Performance Information – Average Annual Total Returns" is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	14.33	5.67	5.54	N/A	04/19/93

After tax on	%	13.68	5.07	4.87	N/A
distributions
After tax on	%	8.60	4.31	4.33	N/A
distributions with sale
MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class C before taxes	%	19.39	6.13	5.37	N/A	04/19/93

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class I before taxes	%	21.59	7.20	6.45	N/A	09/06/06

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class W before taxes	%	21.60	7.19	6.43	N/A	06/01/09

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI World Value IndexSM because the MSCI World Value IndexSM is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.

Voya International High Dividend Low Volatility Fund

7.   The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety and replaced with the following:

The Fund invests primarily in equity securities included in the MSCI EAFE® Value IndexSM ("Index"). Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

8.   The sixth paragraph of the section entitled "Principal Investment Strategies of the Fund's Prospectuses is deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

9.   The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

10. The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

11. The third paragraph in the section entitled "Performance Information" of the Fund's Class A, Class I, Class R6, and Class T shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992- 0180.

12. The second paragraph in the section entitled "Performance Information" of the Fund's Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992- 0180.

13. The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Fund's Class A, Class I, Class R6, and Class T shares Prospectuses is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	8.56	N/A	N/A	4.34	12/06/16

After tax on	%	7.74	N/A	N/A	2.65
distributions
After tax on	%	5.60	N/A	N/A	3.14
distributions with sale
MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

Class I before taxes	%	15.47	N/A	N/A	6.64	12/06/16

MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.

11. The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Fund's Class P3 shares Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	8.56	N/A	N/A	4.34	12/06/16

After tax on	%	7.74	N/A	N/A	2.65
distributions
After tax on	%	5.60	N/A	N/A	3.14
distributions with sale
MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.

Voya Global High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

(the "Global HDLV Fund")

(each a "Fund" and collectively, the "Funds")

Supplement dated December 4, 2020

to Global HDLV Fund's Class A, Class C, Class I, Class R6, Class T and Class W

shares Prospectus and Summary Prospectus each dated February 28, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On November 19, 2020, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Funds' principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Funds' Prospectuses are revised as follows:

Voya Global High Dividend Low Volatility Fund

1.   The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Fund will provide 60 days' prior notice of any change in this investment policy. The Fund invests primarily in the equity securities included in the MSCI World Value IndexSM ("Index"). The Fund invests in securities of issuers in a number of different countries, including the United States.

2.   The sixth paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

3.   The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

4.   The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

5.   The third paragraph in the section entitled "Performance Information" of the Fund's Class A, Class C, Class I, Class R6, Class T and Class W shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to December 1, 2014 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to November 14, 2012 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Fund's current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

6.   The table in the subsection entitled "Performance Information – Average Annual Total Returns" is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	14.33	5.67	5.54	N/A	04/19/93

After tax on	%	13.68	5.07	4.87	N/A
distributions
After tax on	%	8.60	4.31	4.33	N/A
distributions with sale
MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class C before taxes	%	19.39	6.13	5.37	N/A	04/19/93

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class I before taxes	%	21.59	7.20	6.45	N/A	09/06/06

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

Class W before taxes	%	21.60	7.19	6.43	N/A	06/01/09

MSCI World Value	%	21.75	6.34	7.81	N/A
IndexSM 1,2
MSCI World IndexSM	%	27.67	8.74	9.47	N/A
1,2

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI World Value IndexSM because the MSCI World Value IndexSM is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.

Class A, I, R6 and T Shares | Voya International High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya International High Dividend Low Volatility Fund

(the "International HDLV Fund")

(each a "Fund" and collectively, the "Funds")

Supplement dated December 4, 2020

to International HDLV Fund's Class A, Class I, Class R6 and Class T shares Prospectus;

and Summary Prospectuses each dated February 28, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On November 19, 2020, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Funds' principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Funds' Prospectuses are revised as follows:

Voya International High Dividend Low Volatility Fund

7.   The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety and replaced with the following:

The Fund invests primarily in equity securities included in the MSCI EAFE® Value IndexSM ("Index"). Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

8.   The sixth paragraph of the section entitled "Principal Investment Strategies of the Fund's Prospectuses is deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

9.   The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

10. The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

11. The third paragraph in the section entitled "Performance Information" of the Fund's Class A, Class I, Class R6, and Class T shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992- 0180.

13. The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Fund's Class A, Class I, Class R6, and Class T shares Prospectuses is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	8.56	N/A	N/A	4.34	12/06/16

After tax on	%	7.74	N/A	N/A	2.65
distributions
After tax on	%	5.60	N/A	N/A	3.14
distributions with sale
MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

Class I before taxes	%	15.47	N/A	N/A	6.64	12/06/16

MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.

Class P3 Shares | Voya International High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya International High Dividend Low Volatility Fund

(the "International HDLV Fund")

(each a "Fund" and collectively, the "Funds")

Supplement dated December 4, 2020

to International HDLV Fund's Class P3 shares

Prospectus and Summary Prospectuses each dated February 28, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On November 19, 2020, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Funds' principal investment strategies and primary benchmark, effective on or about December 31, 2020.

Effective on or about December 31, 2020, the Funds' Prospectuses are revised as follows:

Voya International High Dividend Low Volatility Fund

7.   The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety and replaced with the following:

The Fund invests primarily in equity securities included in the MSCI EAFE® Value IndexSM ("Index"). Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of issuers in a number of different countries other than the United States.

8.   The sixth paragraph of the section entitled "Principal Investment Strategies of the Fund's Prospectuses is deleted and replaced with the following:

The Sub-Adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

9.   The seventh paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

10. The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

12. The second paragraph in the section entitled "Performance Information" of the Fund's Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. The Fund's performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992- 0180.

11. The table in the subsection entitled "Performance Information – Average Annual Total Returns" of the Fund's Class P3 shares Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2019)

		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	8.56	N/A	N/A	4.34	12/06/16

After tax on	%	7.74	N/A	N/A	2.65
distributions
After tax on	%	5.60	N/A	N/A	3.14
distributions with sale
MSCI EAFE® Value	%	16.09	N/A	N/A	6.78
Index1,2
MSCI EAFE® Index1,2%		22.01	N/A	N/A	10.03

1   Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

2   The index returns do not reflect deductions for fees, expenses or taxes.